Offerings - Offering: 1	Sep. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock ($0.01 par value per share)
Amount Registered | shares	910,000
Proposed Maximum Offering Price per Unit	45.74
Maximum Aggregate Offering Price	$ 41,623,400
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,372.54
Offering Note
(1) In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued under the Amended and Restated Brighthouse Financial, Inc. 2017 Stock and Incentive Compensation Plan (Effective March 27, 2025) (the “Plan”) to prevent dilution resulting from stock splits, stock dividends, recapitalization or similar transactions that result in an increase in the number of outstanding securities.

(2) Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act, solely for the purpose of computing the amount of the registration fee, on the basis of the average of the high and low prices of shares of common stock, par value $0.01 per share, of the Registrant (“Common Stock”), reported on The Nasdaq Stock Market LLC on September 18, 2025, which is within five business days of this filing.

(3) Represents 910,000 additional shares of Common Stock for future issuance under the Plan.